497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 12, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) STRATEGIES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to accurately show the annual minimum guaranteed interest rate for the guaranteed interest option.

The first sentence of the last paragraph under "Guaranteed interest option" in "Contract features and benefits" on page 24 is deleted and replaced with the following:

     The annual minimum guaranteed interest rate for 2008 is 2.75%.














   EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company. Co-distributed by affiliates AXA Advisors, LLC and
     AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-539 (12/08)                                                   142022 (12/08)
NB                                                                        x02326